Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000130709
Shareholder Report [Line Items]
Fund Name	Global Atlantic American Funds<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Managed Risk Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic American Funds® Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 157,476,550
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$157,476,550
Total number of portfolio holdings	11
Period portfolio turnover rate	5%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	52.3%
Variable Insurance Trusts - Debt Funds	35.2%
Mutual Funds	8.4%
Short-Term Investments	4.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000130712
Shareholder Report [Line Items]
Fund Name	Global Atlantic Balanced Managed Risk Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Balanced Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 81,143,869
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$81,143,869
Total number of portfolio holdings	27
Period portfolio turnover rate	28%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	52.9%
Exchange Traded Funds - Debt Funds	43.0%
Short-Term Investments	4.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000130710
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Selects Managed Risk Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic BlackRock Selects Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 160,171,957
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$160,171,957
Total number of portfolio holdings	23
Period portfolio turnover rate	40%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	45.8%
Exchange Traded Funds - Debt Funds	27.4%
Variable Insurance Trusts - Asset Allocation Fund	22.6%
Short-Term Investments	4.3%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000141021
Shareholder Report [Line Items]
Fund Name	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 189,842,311
Holdings Count | Holding	305
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$189,842,311
Total number of portfolio holdings	305
Period portfolio turnover rate	6%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	71.2%
Corporate Bonds and Notes	10.4%
Agency Mortgage Backed Securities	8.0%
Other Investments	6.7%
U.S. Treasury Securities and Agency Bonds	4.3%
Asset Backed and Commercial Backed Securities	3.2%
Other Assets Less Liabilities - Net	(3.8)%
Total	100.0%

C000141029
Shareholder Report [Line Items]
Fund Name	Global Atlantic Growth Managed Risk Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Growth Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 301,318,741
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$301,318,741
Total number of portfolio holdings	26
Period portfolio turnover rate	27%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	81.9%
Exchange Traded Funds - Debt Funds	14.2%
Short-Term Investments	4.0%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000141028
Shareholder Report [Line Items]
Fund Name	Global Atlantic Moderate Growth Managed Risk Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Moderate Growth Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 95,850,708
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$95,850,708
Total number of portfolio holdings	27
Period portfolio turnover rate	27%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	67.3%
Exchange Traded Funds - Debt Funds	28.6%
Short-Term Investments	4.1%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

C000130713
Shareholder Report [Line Items]
Fund Name	Global Atlantic Select Advisor Managed Risk Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Select Advisor Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 73,589,103
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$73,589,103
Total number of portfolio holdings	16
Period portfolio turnover rate	16%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	59.0%
Variable Insurance Trusts - Debt Funds	19.9%
Exchange Traded Funds - Equity Funds	11.1%
Exchange Traded Funds - Debt Funds	5.7%
Short-Term Investments	4.4%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

C000130711
Shareholder Report [Line Items]
Fund Name	Global Atlantic Wellington Research Managed Risk Portfolio
Class Name	Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Atlantic Wellington Research Managed Risk Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
Updated Performance Information Location [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

AssetsNet	$ 332,887,545
Holdings Count | Holding	558
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$332,887,545
Total number of portfolio holdings	558
Period portfolio turnover rate	44%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	62.3%
U.S. Treasury Securities and Agency Bonds	13.2%
Agency Mortgage Backed Securities	9.3%
Corporate Bonds and Notes	7.9%
Short-Term Investments	4.4%
Asset Backed and Commercial Backed Securities	2.3%
Other Investments	1.2%
Other Assets Less Liabilities - Net	(0.6)%
Total	100.0%